Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (1,024,672)	$ (38,163)	$ (3,856,598)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on forgiveness of debt			(28,499)
Revaluation of warrant liability	(1,213,857)		476,140
Stock-based compensation	513,912		906,101
Stock issued for services	93,250		93,250
Receivable from pre-merger Bullfrog		15,661	48,637
Deposits	143,187		43,426
Prepaid expenses	37,364		(9,255)
Accounts payable	122,485		183,779
Other liabilities	1,250		(1,472)
Accrued interest		12,402	28,499
Net cash used in operating activities	(1,327,081)	(10,100)	(2,115,992)
Cash flows from investing activity
Acquisition of property	(175,000)		(325,000)
Net cash used in investing activity	(175,000)		(325,000)
Cash flows from financing activities
Proceeds from sales of common stock			3,066
Proceeds from private placement of common stock, preferred stock and warrants			2,710,000
Proceeds from notes payable		10,100	70,900
Repayment of notes payable			(30,000)
Net cash provided by financing activities		10,100	2,753,966
Net increase (decrease) in cash and cash equivalents	(1,502,081)		312,974
Cash and cash equivalents, beginning of period	1,815,055
Cash and cash equivalents, end of period	312,974		312,974
Noncash investing and financing activities
Issuance of common stock for acquisition of mineral property			700
Issuance of note payable for acquisition of mineral property		550,000	650,000
Issuance of note payable for receivable from pre-merger Bullfrog			250,000
Conversion of notes payable to common stock, preferred stock and warrants in private placement			940,900
Contribution of deposits by shareholder			$ 51,364